DREYFUS LIQUID ASSETS, INC, c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166

May 2, 2008

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, D.C. 20549

Re: Dreyfus Liquid Assets, Inc. (the "Fund")
Registration File Nos. 2-49073; 811-2410

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Fund hereby certifies that:

(1) the forms of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the Fund's most recent post-effective registration statement amendment (the "Amendment"); and

(2) the text of the Amendment was filed electronically on April 25, 2008.

Please address any comments or questions to the undersigned at (212) 922-6858.

DREYFUS LIQUID ASSETS, INC.

By:	/s/ Monica Giron
Monica Giron
Paralegal